Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Expenses [Abstract]
Schedule of Expenses

Expenses consist of the following for the years ended March 31, 2025, March 31, 2024 and March 31, 2023:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Cost of revenue	$16,960,109	$16,762,580	$13,884,291
Amortization of intangible assets	16,164	15,813	16,211
Depreciation	1,234,190	910,671	680,013
Legal and professional expenses	440,387	386,622	833,079
Staffing expense	784,491	844,098	633,979
Other operating expenses	2,655,316	2,643,948	2,267,265
Total expenses	$22,090,657	$21,563,732	$18,314,838

Schedule of Cost of Revenue Consists
	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Cost of revenue consists of:
Broadcaster/subscription Fees	15,765,593	15,454,840	12,715,217
Lease line/bandwidth charges	1,098,510	1,225,922	1,091,700
Carriage fees	—	1,658	—
Cable hardware & networking Exp.	35,261	78,157	28,129
Ham charges	199	—	3156
Activation installation costs	—	—	37,217
Programming expenses	—	2,003	8872
Cost of Sub-Contractors & Consultancy Service	60,546	—	—
	$16,960,109	$16,762,580	$13,884,291

Schedule of Legal and Professional Expenses

Legal and professional expenses consist of:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Audit fees	$136,999	$119,525	$144,747
Legal and professional fees	303,388	267,097	688,332
Total expenses	$440,387	$386,622	$833,079

Schedule of Staffing Expenses

Staffing expenses consists of:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Salaries, wages and bonus	$736,942	$775,319	555,591
Contribution to a gratuity fund	8,394	29,774	30,606
EPF, ESIC and labor welfare fund	21,709	19,719	34,738
Staff welfare expenses	17,446	19,286	13,044
Total expenses	$784,492	$844,098	$633,979

Schedule of Other Operating Expenses

Details of other operating expenses:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Electricity charges	$86,129	$59,821	$59,036
Repair & maintenance expenses	76,897	179,592	129,987
Business promotion expenses	64,637	30,096	3,508
Operating lease rentals	35,651	17,579	15,327
Regulatory expenses	83,222	43,551	69,929
Conveyance & traveling expenses	38,585	28,434	112,111
Security charges	14,416	12,653	5,150
Commission charges	2,028,116	1,621,014	1,465,012
Credit loss allowances	—	72,698	(120,544)
Loss on disposal of a subsidiary	—	1,000	192,776
Other operating expenses	227,663	577,510	334,973
Total other expenses	$2,655,316	$2,643,948	$2,267,265

Schedule of Finance and Other Income

Details of Finance Income:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Interest on bank deposits and held-to-maturity investments	779	—	—
Notional interest on lease deposit	3,546	—	—
Interest on income tax refund	—	—	19,123
Other income	10,535	—	—
Total	$14,860	$—	$19,123

Schedule of Finance and Other Costs

Details of Finance Costs:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Interest on bank overdrafts, loans and other financial liabilities	$89,410	$346,465	$328,449
Interest on lease liabilities	53,361	42,850	21,845
Commission and other borrowings	—	232,911	122,000
Collection charges	6,400	15,715	125,930
Share warrant expenses	—	—	1,607,791
Other costs - interest on tax payables	—	1,016	4,389
	$149,171	$638,957	$2,210,404

Schedule of Borrowing Costs
	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Total borrowing costs	$149,171	$638,957	$2,210,404
Less: amounts included in the cost of qualifying assets	—	—
	$149,171	$638,957	$2,210,404